Long-Term Debt (Details Textual)	12 Months Ended						12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended		12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Brazilian Financial Institutions [Member] USD ($)	Dec. 31, 2014 Brazilian Financial Institutions [Member] BRL	Dec. 31, 2014 Acquisition Line [Member] USD ($)	Dec. 31, 2014 FMCC Facility [Member] USD ($)	Dec. 31, 2014 Foreign Note [Member] USD ($)	Dec. 31, 2013 Foreign Note [Member] USD ($)	Dec. 31, 2014 Convertible Notes [Member] USD ($)	Dec. 31, 2013 Convertible Notes [Member] USD ($)	Dec. 31, 2012 Convertible Notes [Member] USD ($)	Sep. 30, 2014 2.25% Convertible Notes due 2036 USD ($)	Dec. 31, 2014 2.25% Convertible Notes due 2036 USD ($)	Dec. 31, 2013 2.25% Convertible Notes due 2036 USD ($)	Dec. 31, 2012 2.25% Convertible Notes due 2036 USD ($)	Sep. 02, 2014 2.25% Convertible Notes due 2036 USD ($)	Sep. 30, 2014 3.00% Convertible Notes due 2020 USD ($)	Jun. 30, 2014 3.00% Convertible Notes due 2020 USD ($)	Dec. 31, 2014 3.00% Convertible Notes due 2020 USD ($)	Dec. 31, 2013 3.00% Convertible Notes due 2020 USD ($)	Dec. 31, 2012 3.00% Convertible Notes due 2020 USD ($)	Sep. 02, 2014 3.00% Convertible Notes due 2020 USD ($)	Jun. 25, 2014 3.00% Convertible Notes due 2020 USD ($)	Sep. 30, 2014 5.00% Senior Note [Member] USD ($)	Dec. 31, 2014 5.00% Senior Note [Member] USD ($)	Jun. 30, 2014 5.00% Senior Note [Member] USD ($)	Dec. 31, 2014 Real Estate Credit Facility [Member] USD ($)	Dec. 31, 2014 Real Estate Related Debt [Member] USD ($)	Dec. 31, 2014 Real Estate Related Debt [Member] Minimum [Member]	Dec. 31, 2014 Real Estate Related Debt [Member] Maximum [Member]	Dec. 31, 2014 Real Estate Related Debt [Member] Toyota Motor Credit Corporation [Member] USD ($)	Dec. 31, 2013 Real Estate Related Debt [Member] Toyota Motor Credit Corporation [Member] USD ($)	Dec. 31, 2014 Real Estate Related Debt [Member] Mercedes-Benz Financial Services [Member] USD ($)	Dec. 31, 2013 Real Estate Related Debt [Member] Mercedes-Benz Financial Services [Member] USD ($)	Dec. 31, 2014 Real Estate Related Debt [Member] BMW Financial Services [Member] USD ($)	Dec. 31, 2013 Real Estate Related Debt [Member] BMW Financial Services [Member] USD ($)	Dec. 31, 2014 Real Estate Related Debt [Member] FMCC Facility [Member] USD ($)	Dec. 31, 2013 Real Estate Related Debt [Member] FMCC Facility [Member] USD ($)	Dec. 31, 2014 Real Estate Related Debt [Member] Third-party financial institution [Member] USD ($)	Dec. 31, 2013 Real Estate Related Debt [Member] Third-party financial institution [Member] USD ($)	Dec. 31, 2014 Fixed interest rate debt [Member] USD ($)	Dec. 31, 2013 Fixed interest rate debt [Member] USD ($)	Dec. 31, 2014 Real Estate Credit Facility, Real Estate Related Debt and Acquisition Line [Member] USD ($)	Dec. 31, 2013 Real Estate Credit Facility, Real Estate Related Debt and Acquisition Line [Member] USD ($)	Dec. 31, 2012 Real Estate Credit Facility, Real Estate Related Debt and Acquisition Line [Member] USD ($)	Dec. 31, 2014 Other Real Estate Related Long Term Debt [Member] USD ($)	Dec. 31, 2013 Other Real Estate Related Long Term Debt [Member] USD ($)	Dec. 31, 2014 Original terms [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2014 Amended terms [Domain] Revolving Credit Facility [Member] USD ($)
Debt Instrument [Line Items]
Original Debt Instrument Interest Rate Effective Percentage														7.50%						8.25%
Short-term Debt	$ 0	$ 800,000
Long Term Debt (Textual) [Abstract]
Debt interest rate														2.25%												5.00%
Convertible debt instrument conversion shares received													421,309
Call options duration														10 years
Repayments of Convertible Debt													237,500,000					49,500,000	210,400,000
Maturity date of of notes	Jun. 01, 2022			Feb. 01, 2017	Feb. 01, 2017			Sep. 01, 2034																								Nov. 21, 2021		Jan. 01, 2031		Oct. 01, 2021		Dec. 10, 2024		Nov. 30, 2022
Properties owned by subsidiaries	3
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed																										35.00%
Redemption price percentage of principal outstanding and accrued unpaid interest																										105.00%
Redemption price percentage of principal redeemed																										100.00%
Long-term Debt, Fair Value																										534,900,000																186,400,000	190,000,000
Other Long-term Debt																																															358,271,000	280,230,000
Long-term Debt, Percentage Bearing Fixed Interest, Amount	158,100,000	164,100,000
Note agreement with a third party financial institution					38,000,000								182,800,000				182,500,000		22,600,000					115,000,000		550,000,000	350,000,000													127,200,000
Debt Instrument, Repurchased Face Amount																			92,500,000				22,600,000
Long-term Debt Underwriters Fees and Discount Original																										10,400,000
Amortization period of underwriters fees and debt issuance costs																										8 years
Debt Instrument, Unamortized Discount																										9,900,000
Debt Issuance Cost																										2,400,000
Debt Conversion, Converted Instrument, Shares Issued													701,795
Redemption premium																												30,900,000
Line of Credit Facility, Amount Outstanding	1,098,126,000					69,713,000
Revolving syndicated credit arrangement							300,000,000																																										1,350,000,000	1,700,000,000
Amount available to be expanded																												99,100,000
Term Loans Utilized																												74,100,000
Capitalization of debt issuance costs																												1,100,000	1,300,000
Unamortized debt issuance cost																										2,300,000		300,000	483,000
Interest rate under condition second																												0.95%
Interest rate under sub-condition two of condition second																												0.50%
Interest rate under sub-condition three of condition second																												1.05%
Percentage of principal payments to make its quarterly payment																												1.25%
Principal payments on outstanding borrowings																												9,900,000
Borrowings under amended and restated mortgage facility																												58,000,000
Interest on real estate notes, minimum																													3.00%
Interest on real estate notes, maximum																													9.00%
Amortization Cost of Mortgage Facility, Real Estate Related Debt and Acquisition Line	10,559,000	13,888,000	12,990,000																																									300,000	500,000	500,000
Impact of interest rate derivative instruments related to Mortgage Facility	1,500,000	1,200,000	1,200,000
Total interest expense excluding amortization cost										17,000,000	7,600,000	7,600,000		1,875,000	4,112,000	4,112,000				1,839,000	3,450,000	3,450,000																						15,300,000	13,100,000	12,700,000
Amortization schedule																																20 years		20 years		15 years		20 years
Amortization cost of the 3.00% notes, 2.25% Notes and 8.25% Notes										8,000,000	11,100,000	10,200,000		5,366,000	7,530,000	6,948,000				1,810,000	3,251,000	2,966,000
Variable Interest Rate							1.50%																					2.00%		1.50%	2.55%
Total borrowings					14,600,000			45,300,000	37,700,000																							49,900,000	51,600,000	27,400,000	45,500,000	66,000,000	70,100,000	35,100,000	5,400,000	115,200,000	69,800,000
Long-term Debt, Current Maturities				6,400,000				5,000,000	10,400,000																							5,100,000	7,000,000	7,600,000	1,700,000	4,500,000	4,100,000	1,400,000	200,000	6,500,000	3,800,000
Additional borrowings of long term debt								20,000,000																	200,000,000							0		0		0		30,400,000		55,300,000
Additional borrowings discount from face value																										1.50%
Principal Payments Of Long Term Debt Related To Real Estate Loans	50,033,000	36,978,000	15,197,000					4,000,000																								1,700,000		18,100,000		4,200,000		700,000		4,500,000
Number of loans as per loan agreements																																8		2		14		4		19
Additional Borrowings																												200,000
Treasury stock value acquired cost method	36,802,000	3,554,000	11,317,000
Interest costs capitalized on construction projects	700,000	800,000	700,000
Total interest expense related to capital leases, net of interest income	7,500,000	5,500,000	5,300,000
Gains (Losses) on Extinguishment of Debt	(46,403,000)	0	0											16,900,000				5,900,000	23,600,000
Proceeds from Warrant Exercises																		$ 6,200,000	$ 26,400,000